Property and Equipment, Net - Property and Equipment (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost	¥ 319,784	¥ 243,065
Accumulated depreciation and amortization	(83,854)	(74,110)
Net carrying amounts	235,930	168,955
Depreciation and amortization expense	41,691	29,557
Impairment loss	106,501	44,546
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	272,756	215,524
Impairment loss	36,512	9,825
Vehicles
Property, Plant and Equipment [Line Items]
Cost	9,548	7,786
Tools, furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	¥ 37,480	¥ 19,755